UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Treasury Money Market Fund

January 31, 2015

1.964323.101

FTM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 17.3%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bills
3/5/15 to 7/9/15	0.12 to 0.13%	$ 4,170,000	$ 4,167,874
U.S. Treasury Notes
2/15/15 to 10/31/16	0.07 to 0.25 (b)	67,190,000	67,360,352
TOTAL TREASURY DEBT (Cost $71,528,226)			71,528,226
Treasury Repurchase Agreement - 83.3%
	Maturity Amount
In a joint trading account at 0.07% dated 1/30/15 due 2/2/15 (Collateralized by U.S. Treasury Obligations) #	$ 298,439,701	298,438,000
With:
BNP Paribas Securities Corp. at 0.08%, dated:
1/23/15 due 2/6/15 (Collateralized by U.S. Treasury Obligations valued at $14,735,313, 0.09% - 2.63%, 7/31/16 - 1/31/18)	14,446,546	14,446,000
1/26/15 due 2/6/15 (Collateralized by U.S. Treasury Obligations valued at $20,400,338, 0% - 2.63%, 4/9/15 - 12/31/18)	20,001,244	20,000,000
Wells Fargo Securities, LLC at:
0.09%, dated 1/27/15 due 4/27/15 (Collateralized by U.S. Treasury Obligations valued at $10,130,736, 2.63%, 11/15/20)	9,882,223	9,880,000
0.1%, dated 9/11/14 due 2/9/15 (Collateralized by U.S. Treasury Obligations valued at $1,025,788, 2.63%, 11/15/20)	1,000,419	1,000,000
0.12%, dated 12/15/14 due 3/16/15 (Collateralized by U.S. Treasury Obligations valued at $1,025,573, 2.63%, 11/15/20)	1,000,303	1,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $344,764,000)		344,764,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $416,292,226)		416,292,226
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,298,496)
NET ASSETS - 100%		$ 413,993,730
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$298,438,000 due 2/02/15 at 0.07%
J.P. Morgan Securities, Inc.	$ 48,438,000
Mizuho Securities USA, Inc.	250,000,000
$ 298,438,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $416,292,226.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2015

1.813021.110

SPM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 58.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.9%
BMO Harris Bank NA
	2/17/15 to 2/18/15	0.25%	$ 45,000	$ 45,000
Citibank NA
	3/3/15 to 3/6/15	0.23	14,000	14,000
RBS Citizens NA
	2/5/15	0.37	12,000	12,000
State Street Bank & Trust Co.
	6/8/15	0.24 (c)	10,000	10,000
Wells Fargo Bank NA
	2/6/15 to 8/18/15	0.22 to 0.25 (c)	11,000	11,000
				92,000
London Branch, Eurodollar, Foreign Banks - 2.0%
National Australia Bank Ltd.
	3/10/15 to 7/7/15	0.25 to 0.30	47,000	47,000
New York Branch, Yankee Dollar, Foreign Banks - 52.5%
Bank of Montreal
	7/14/15 to 8/18/15	0.25 (c)	27,000	27,000
Bank of Montreal Chicago CD Program
	7/9/15 to 10/14/15	0.27 to 0.30 (c)	27,000	27,000
Bank of Nova Scotia
	3/31/15 to 10/20/15	0.24 to 0.35 (c)	104,000	104,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	2/3/15 to 3/27/15	0.14 to 0.25	68,000	68,000
Canadian Imperial Bank of Commerce
	6/17/15 to 10/13/15	0.24 to 0.33 (c)	57,000	57,000
Credit Agricole CIB
	4/1/15 to 5/4/15	0.28 to 0.29	34,000	34,000
Credit Industriel et Commercial
	2/4/15 to 2/6/15	0.14 to 0.15	54,000	54,000
Credit Suisse
	4/2/15 to 7/6/15	0.32 to 0.35 (c)	76,000	76,000
Landesbank Baden-Wuerttemberg New York Branch
	2/3/15 to 2/6/15	0.16	75,000	75,000
Mitsubishi UFJ Trust & Banking Corp.
	4/14/15	0.28	3,000	3,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
	2/17/15 to 5/15/15	0.25 to 0.29%	$ 99,000	$ 99,000
Natexis Banques Populaires New York Branch
	3/2/15 to 5/4/15	0.26 to 0.31 (c)	119,000	119,002
National Bank of Canada
	4/10/15 to 7/17/15	0.35 to 0.38 (c)	78,000	77,997
Rabobank Nederland New York Branch
	6/5/15	0.25	24,000	24,000
Royal Bank of Canada
	4/9/15 to 12/11/15	0.24 to 0.27 (c)	53,000	53,000
Sumitomo Mitsui Banking Corp.
	2/2/15 to 7/15/15	0.14 to 0.35 (c)	119,000	119,000
Sumitomo Mitsui Trust Banking Ltd.
	2/9/15 to 6/5/15	0.24 to 0.29	59,000	59,000
Swedbank AB
	4/17/15	0.26	23,000	23,000
Toronto-Dominion Bank
	6/8/15 to 10/6/15	0.24 to 0.31 (c)	75,000	75,000
UBS AG
	3/5/15 to 7/27/15	0.28 to 0.34 (c)	68,000	68,000
				1,241,999
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,380,999)				1,380,999
Financial Company Commercial Paper - 10.8%

Bank of Nova Scotia
	8/17/15	0.31	10,000	9,983
BAT International Finance PLC
	2/26/15	0.47	2,500	2,499
DNB Bank ASA
	3/18/15 to 6/1/15	0.25	16,000	15,989
JPMorgan Securities LLC
	4/22/15 to 5/26/15	0.27 to 0.30 (c)	61,000	60,976
Landesbank Baden-Wurttemberg
	2/6/15	0.16	43,000	42,999
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Lloyds Bank PLC
	2/5/15	0.12%	$ 71,000	$ 70,999
Svenska Handelsbanken AB
	6/5/15	0.25	37,000	36,968
Toronto Dominion Holdings (U.S.A.)
	2/3/15	0.24	6,000	6,000
Toyota Motor Credit Corp.
	3/25/15	0.25	8,000	7,997
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $254,410)				254,410
Other Commercial Paper - 0.9%

Motiva Enterprises LLC
	2/23/15	0.44	2,500	2,499
NBCUniversal Enterprise, Inc.
	2/11/15	0.37	1,000	1,000
Northeast Utilities
	2/9/15	0.35	1,000	1,000
Sempra Global
	2/5/15 to 2/25/15	0.45 to 0.48	9,000	8,998
Virginia Electric & Power Co.
	2/25/15	0.40	2,000	1,999
Xerox Corp.
	2/23/15 to 3/10/15	0.40	6,000	5,998
TOTAL OTHER COMMERCIAL PAPER (Cost $21,494)				21,494
Other Note - 1.8%

Medium-Term Notes - 1.8%
Dominion Resources, Inc.
	3/16/15	0.37 (b)(c)	7,000	7,000
International Bank Reconstruction & Development
	10/28/15	0.30	9,000	9,000
Svenska Handelsbanken AB
	7/15/15 to 7/27/15	0.32 (b)(c)	26,000	26,000
TOTAL OTHER NOTE (Cost $42,000)				42,000
Variable Rate Demand Note - 0.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.5%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
(Cost $11,700)	2/6/15	0.16% (c)	$ 11,700	$ 11,700
Government Agency Debt - 3.3%

Federal Agencies - 3.3%
Federal Home Loan Bank
(Cost $77,999)	8/21/15 to 1/15/16	0.19 to 0.35	78,000	77,999
Other Instrument - 3.7%

Time Deposits - 3.7%
Credit Agricole CIB
	2/2/15	0.07	84,000	84,000
ING Bank NV
	2/4/15	0.14	5,000	5,000
TOTAL OTHER INSTRUMENT (Cost $89,000)				89,000
Government Agency Repurchase Agreement - 12.9%
	Maturity Amount (000s)
In a joint trading account at 0.08% dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations) #	$ 296,913	296,911
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $7,704,066, 0%, 9/1/15)	7,557	7,552
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $304,463)		304,463
Other Repurchase Agreement - 10.9%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 10.9%
With:
BNP Paribas Securities Corp. at 0.31%, dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $37,080,958, 5.79% - 5.94%, 7/15/37 - 9/15/44)	$ 36,001	$ 36,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 6/4/15 (Collateralized by Corporate Obligations valued at $6,493,680, 1.28%, 8/6/39)	6,035	6,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 1/28/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $6,182,146, 3.31%, 8/25/26)	6,001	6,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $5,162,577, 3.31%, 8/25/26)	5,016	5,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $2,066,110, 3.31%, 8/25/26)	2,007	2,000
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $5,162,577, 3.31%, 8/25/26)	5,016	5,000
11/5/14 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $6,192,935, 3.31%, 8/25/26)	6,019	6,000
11/26/14 due 4/30/15 (Collateralized by U.S. Government Obligations valued at $2,066,110, 3.31%, 8/25/26)	2,006	2,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 1/22/15 due 2/6/15 (Collateralized by Equity Securities valued at $5,435,244)	5,002	5,000
0.73%, dated 10/28/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $8,713,038, 2.75%, 10/15/42)	8,033	8,000
J.P. Morgan Securities, LLC at:
0.25%, dated 1/28/15 due 2/4/15 (Collateralized by $9,270,316, 5.83%, 1/25/42)	9,000	9,000
0.73%, dated:
10/24/14 due 4/30/15 (Collateralized by Mortgage Loan Obligations valued at $9,741,577, 5.8%, 6/15/49)	9,035	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at: - continued
0.73% dated: - continued
10/28/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $7,623,435, 4.5%, 10/1/17)	$ 7,028	$ 7,000
11/18/14 due 4/30/15 (Collateralized by Mortgage Loan Obligations valued at $12,979,652, 5.8%, 6/15/49)	12,044	12,000
12/5/14 due 4/30/15 (Collateralized by Mortgage Loan Obligations valued at $2,164,415, 5.8%, 6/15/49)	2,007	2,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 1/30/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $12,240,214, 1.28% - 5.5%, 1/20/35 - 12/20/64)	12,000	12,000
0.56%, dated 1/30/15 due 2/2/15 (Collateralized by Corporate Obligations valued at $10,500,491, 2.6% - 3.3%, 2/21/20 - 11/18/21)	10,000	10,000
0.81%, dated:
12/30/14 due 3/30/15 (Collateralized by Equity Securities valued at $5,404,243)	5,010	5,000
1/8/15 due 4/8/15 (Collateralized by Equity Securities valued at $12,967,353)	12,024	12,000
0.85%, dated 1/16/15 due 3/20/15 (Collateralized by Mortgage Loan Obligations valued at $14,045,635, 0.82% - 7.03%, 7/25/30 - 11/14/42)	13,019	13,000
0.95%, dated:
1/5/15 due 5/6/15 (Collateralized by Mortgage Loan Obligations valued at $7,565,576, 1.25% - 6%, 9/10/15 - 4/17/47)	7,022	7,000
1/6/15 due 5/6/15 (Collateralized by Mortgage Loan Obligations valued at $3,242,309, 0.24% - 1.26%, 11/7/30 - 7/25/41)	3,010	3,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 1/6/15 due 2/6/15 (Collateralized by Corporate Obligations valued at $3,150,591, 0.64% - 6.25%, 4/14/16 - 7/1/38)	3,001	3,000
0.26%, dated:
1/12/15 due 2/6/15 (Collateralized by Equity Securities valued at $2,160,333)	2,000	2,000
1/26/15 due 2/6/15 (Collateralized by Equity Securities valued at $2,160,110)	2,000	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.32%, dated:
1/6/15 due 2/6/15 (Collateralized by Municipal Bond Obligations valued at $2,100,504, 0.64% - 7.43%, 7/18/15 - 7/1/38)	$ 2,001	$ 2,000
1/13/15 due 2/6/15 (Collateralized by Corporate Obligations valued at $4,200,747, 0.64% - 8.88%, 7/18/15 - 6/2/41)	4,001	4,000
0.33%, dated:
12/4/14 due 2/6/15 (Collateralized by Equity Securities valued at $3,241,782)	3,002	3,000
12/5/14 due 2/6/15 (Collateralized by Equity Securities valued at $5,402,921)	5,004	5,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
1/21/15 due 2/4/15 (Collateralized by Equity Securities valued at $2,160,282)	2,000	2,000
1/23/15 due 2/6/15 (Collateralized by Equity Securities valued at $3,240,343)	3,000	3,000
1/27/15 due 2/6/15 (Collateralized by Equity Securities valued at $2,160,116)	2,000	2,000
0.91%, dated:
11/3/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $3,247,453, 0.44% - 0.68%, 5/25/35 - 3/25/37)	3,007	3,000
11/5/14 due 2/3/15 (Collateralized by Corporate Obligations valued at $2,190,747, 0.59% - 5.93%, 6/25/35 - 1/15/45)	2,005	2,000
12/1/14 due 3/2/15 (Collateralized by Corporate Obligations valued at $1,081,720, 0.59%, 12/25/35)	1,002	1,000
1/15/15 due 4/15/15 (Collateralized by Corporate Obligations valued at $2,160,983, 0.68% - 8.5%, 11/2/17 - 12/25/46)	2,005	2,000
1/20/15 due 4/20/15 (Collateralized by Corporate Obligations valued at $2,160,710, 0.72% - 8.5%, 11/2/17 - 12/25/46)	2,005	2,000
1.03%, dated 1/5/15 due 5/5/15 (Collateralized by Corporate Obligations valued at $2,189,768, 0.72% - 5.9%, 1/15/45 - 12/25/45)	2,007	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.24%, dated 1/21/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $3,085,704, 2.49% - 11.55%, 3/1/29 - 1/1/45)	$ 3,000	$ 3,000
0.29%, dated 12/23/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $3,082,786, 2.49% - 10.5%, 1/15/16 - 12/25/44)	3,002	3,000
0.38%, dated 12/23/14 due 2/6/15 (Collateralized by Equity Securities valued at $7,563,279)	7,004	7,000
0.4%, dated:
1/7/15 due 2/6/15 (Collateralized by Corporate Obligations valued at $3,240,937, 5.63 - 14%, 7/15/15 - 2/15/67)	3,001	3,000
1/27/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $1,079,880, 0.30% - 6.53%, 1/15/27 - 2/15/51)	1,000	1,000
1/28/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $2,159,596, 0.44% - 5.44%, 1/15/27 - 12/10/46)	2,000	2,000
0.42%, dated 1/7/15 due 2/6/15 (Collateralized by Mortgage Loan Obligations valued at $2,150,961, 0.30% - 6.25%, 12/25/20 - 11/25/47)	2,001	2,000
SG Americas Securities, LLC at:
0.31%, dated 1/30/15 due 2/6/15 (Collateralized by Equity Securities valued at $4,320,458)	4,000	4,000
0.47%, dated 1/28/15 due 2/4/15 (Collateralized by Corporate Obligations valued at $7,556,061, 3.75% - 12.5%, 11/1/16 - 10/1/77)	7,001	7,000
Wells Fargo Securities, LLC at 0.75%, dated 1/28/15 due 4/28/15 (Collateralized by Corporate Obligations valued at $3,240,338, 3%, 8/1/18)	3,006	3,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $257,000)		257,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,439,065)		2,439,065
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(76,133)
NET ASSETS - 100%		$ 2,362,932
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,000,000 or 1.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$296,911,000 due 2/02/15 at 0.08%
BNY Mellon Capital Markets LLC	$ 29,270
Bank of America NA	110,869
Citibank NA	31,815
Credit Agricole CIB New York Branch	10,676
HSBC Securities (USA), Inc.	25,198
Mizuho Securities USA, Inc.	89,083
$ 296,911
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $2,439,065,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2015

1.813060.110

SPU-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.4%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 0.4%
U.S. Treasury Notes
2/28/15	0.15%
(Cost $58,596,280)		$ 58,500,000	$ 58,596,280
Government Agency Debt - 45.7%
Federal Agencies - 45.7%
Fannie Mae
8/5/15 to 10/26/15	0.14 to 0.33 (b)	325,690,000	326,037,673
Federal Farm Credit Bank
8/21/15 to 10/3/16	0.14 to 0.20 (b)	277,425,000	277,451,907
Federal Home Loan Bank
2/20/15 to 12/23/16	0.10 to 0.35 (b)	5,825,235,000	5,825,135,732
Freddie Mac
6/26/15 to 1/12/17	0.12 to 0.17 (b)	764,000,000	763,895,633
TOTAL GOVERNMENT AGENCY DEBT (Cost $7,192,520,945)			7,192,520,945
Government Agency Repurchase Agreement - 54.2%
	Maturity Amount
In a joint trading account at 0.08% dated 1/30/15 due 2/2/15 (Collateralized by U.S. Government Obligations) #	$ 3,254,044,822	3,254,024,000
With:
BNP Paribas Securities Corp. at:
0.08%, dated 1/20/15 due 2/19/15 (Collateralized by U.S. Government Obligations valued at $314,171,117, 1.63% - 6.50%, 1/1/18 - 1/20/45)	308,022,533	308,002,000
0.12%, dated 12/3/14 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $299,941,240, 2.23% - 7%, 8/1/17 - 1/20/45)	294,059,780	294,000,000
Citibank NA at 0.08%, dated 1/27/15 due 2/3/15:
(Collateralized by U.S. Government Obligations valued at $83,908,461, 0% - 6.63%, 10/26/15 - 11/15/32)	82,226,279	82,225,000
(Collateralized by U.S. Government Obligations valued at $503,501,608, 0% - 8.88%, 2/15/15 - 10/15/44)	493,357,674	493,350,000
ING Financial Markets LLC at:
0.09%, dated 1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $94,256,803, 0.38% - 5.25%, 4/18/16 - 4/18/17)	92,406,082	92,401,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at: - continued
0.1%, dated 1/26/15 due 3/27/15 (Collateralized by U.S. Government Obligations valued at $240,852,269, 3.50% - 4%, 8/1/26 - 10/1/42)	$ 236,166,355	$ 236,127,000
0.13%, dated:
12/10/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $168,788,525, 1.63% - 6%, 9/20/33 - 12/20/44)	165,484,445	165,448,000
12/19/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $98,326,744, 0.38% - 6.63%, 3/15/16 - 10/20/44)	96,403,883	96,383,000
J.P. Morgan Securities, LLC at 0.09%, dated 1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $392,717,410, 2% - 7.50%, 4/1/16 - 1/1/45)	385,035,725	385,003,000
Merrill Lynch, Pierce, Fenner & Smith at 0.09%, dated:
1/16/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $188,883,468, 2.15% - 4.50%, 4/1/21 - 3/1/44)	185,213,664	185,172,000
1/20/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $567,157,813, 2.49% - 4.50%, 4/1/26 - 12/1/44)	556,144,104	556,019,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.1%, dated 1/27/15 due 2/3/15 (Collateralized by U.S. Government Obligations valued at $302,945,049, 2.07% - 6%, 9/1/25 - 2/1/45)	297,005,775	297,000,000
0.18%, dated 12/1/14 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $300,994,783, 2.08% - 6%, 12/1/21 - 1/20/45)	295,092,925	295,000,000
Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $50,928,797, 0% - 5.20%, 4/23/15 - 9/1/44)	49,907,927	49,878,000
RBC Capital Markets Corp. at:
0.1%, dated 1/15/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $125,238,715, 2.15% - 7.51%, 4/15/29 - 1/1/45)	122,700,668	122,670,000
0.12%, dated 12/4/14 due 2/2/15 (Collateralized by U.S. Government Obligations valued at $343,350,651, 1.63% - 10.50%, 1/15/16 - 1/20/45)	336,542,295	336,475,000
0.13%, dated 12/15/14 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $247,336,764, 1.63% - 6%, 1/1/17 - 1/20/45)	242,512,040	242,435,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at:
0.08%, dated:
1/28/15 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $405,038,322, 0.46% - 5.50%, 11/1/24 - 1/20/45)	$ 396,473,167	$ 396,467,000
1/30/15 due 2/6/15 (Collateralized by U.S. Government Obligations valued at $168,562,944, 2% - 3.50%, 12/15/26 - 1/1/45)	165,013,567	165,011,000
0.13%, dated:
11/6/14 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $199,096,869, 2.55% - 5.50%, 8/1/41 - 1/1/45)	195,194,418	195,131,000
11/7/14 due 2/5/15 (Collateralized by U.S. Government Obligations valued at $222,407,513, 0.52% - 5%, 7/1/29 - 1/15/45)	217,460,652	217,390,000
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $69,380,539, 1.93% - 4%, 3/1/29 - 2/1/45)	68,022,100	68,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,533,611,000)		8,533,611,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $15,784,728,225)	15,784,728,225
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(53,460,578)
NET ASSETS - 100%	$ 15,731,267,647
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,254,024,000 due 2/02/15 at 0.08%
BNY Mellon Capital Markets LLC	$ 320,787,523
Bank of America NA	1,215,087,347
Citibank NA	348,682,090
Credit Agricole CIB New York Branch	117,000,973
HSBC Securities (USA), Inc.	276,156,215
Mizuho Securities USA, Inc.	976,309,852
$ 3,254,024,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $15,784,728,225.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Only
Money Market Fund

January 31, 2015

1.813057.110

TMM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bills
2/5/15 to 7/2/15	0.02 to 0.14%	$ 790,321	$ 790,207
U.S. Treasury Bonds
2/15/15	0.05 to 0.06	233,000	233,992
U.S. Treasury Notes
2/15/15 to 10/31/16	0.01 to 0.11 (b)	3,620,118	3,628,770
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,652,969)	4,652,969
NET OTHER ASSETS (LIABILITIES) - 0.8%	37,137
NET ASSETS - 100%	$ 4,690,106
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2015, the cost of investment securities for income tax purposes was $4,652,969,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015